Financial Liabilities at Amortised Cost (Details) - Schedule of obligations related to instruments sold under repurchase agreements - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities	$ 186,800	$ 86,554
Other Chilean debt financial securities
Other Chilean debt financial securities	84	80
Foreign financial debt securities
Foreign financial debt securities	128,471
Total	315,355	86,634
From 1 day to less than 3 months [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities	186,891	86,554
Other Chilean debt financial securities
Other Chilean debt financial securities	84	80
Foreign financial debt securities
Foreign financial debt securities	128,471
Total	315,446	86,634
More than 3 months and less than 1 year [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities	109
Other Chilean debt financial securities
Other Chilean debt financial securities
Foreign financial debt securities
Foreign financial debt securities
Total	109
More Than 1 Year [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities
Other Chilean debt financial securities
Other Chilean debt financial securities
Foreign financial debt securities
Foreign financial debt securities
Total
Chilean Treasury bonds and notes [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities	186,800	76,725
Chilean Treasury bonds and notes [Member] | From 1 day to less than 3 months [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities	186,891	76,725
Chilean Treasury bonds and notes [Member] | More than 3 months and less than 1 year [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities	109
Chilean Treasury bonds and notes [Member] | More Than 1 Year [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities
Other Chilean government financial instruments [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities		9,829
Other Chilean government financial instruments [Member] | From 1 day to less than 3 months [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities		9,829
Other Chilean government financial instruments [Member] | More than 3 months and less than 1 year [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities
Other Chilean government financial instruments [Member] | More Than 1 Year [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities
Chilean Bank debt financial instruments [Member]
Other Chilean debt financial securities
Other Chilean debt financial securities	84	80
Chilean Bank debt financial instruments [Member] | From 1 day to less than 3 months [Member]
Other Chilean debt financial securities
Other Chilean debt financial securities	84	80
Chilean Bank debt financial instruments [Member] | More than 3 months and less than 1 year [Member]
Other Chilean debt financial securities
Other Chilean debt financial securities
Chilean Bank debt financial instruments [Member] | More Than 1 Year [Member]
Other Chilean debt financial securities
Other Chilean debt financial securities
Other foreign debt financial instruments [Member]
Foreign financial debt securities
Foreign financial debt securities	128,471
Other foreign debt financial instruments [Member] | From 1 day to less than 3 months [Member]
Foreign financial debt securities
Foreign financial debt securities	128,471
Other foreign debt financial instruments [Member] | More than 3 months and less than 1 year [Member]
Foreign financial debt securities
Foreign financial debt securities
Other foreign debt financial instruments [Member] | More Than 1 Year [Member]
Foreign financial debt securities
Foreign financial debt securities